Equity-Based Compensation - Summary of RSUs Transactions (Details) - $ / shares	3 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeited		(28,442)
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units, Outstanding—beginning of year	1,637,450	1,517,000	0
Granted	70,302	148,892	1,517,000
Vested	0	0	0
Forfeited	(15,240)
Units, Outstanding—end of year	1,692,512	1,637,450	1,517,000
Weighted-average grant date fair value, beginning balance	$ 18.55	$ 18.00	$ 0
Weighted-average grant date fair value, granted	18.43	24.08	18.00
Weighted-average grant date fair value, vested	0	0	0
Cancelled/forfeited	19.49	18.27
Weighted-average grant date fair value, ending balance	$ 18.54	$ 18.55	$ 18.00